Trade and other payables	12 Months Ended
Dec. 31, 2017
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Trade and other payables

27. Trade and other payables

	2017	2016
	£m	£m
Trade payables	3,528	3,596
Wages and salaries	1,228	1,236
Social security	166	120
Consumer Healthcare put option	8,606	—
ViiV Healthcare put option	1,304	1,319
Other payables	363	447
Deferred income	240	158
Customer return and rebate accruals	3,463	2,778
Other accruals	2,072	2,310

	20,970	11,964

Trade and other payables included £53 million (2016 – £36 million) due to associates and joint ventures.

Customer return and rebate accruals are provided for by the Group at the point of sale in respect of the estimated rebates, discounts or allowances payable to customers, and included £2,837 million (2016 – £2,218 million) in respect of US Pharmaceuticals and Vaccines, as more fully described in the Group financial review on page 76. Accruals are made at the time of sale but the actual amounts paid are based on claims made some time after the initial recognition of the sale. As the amounts are estimated, they may not fully reflect the final outcome and are subject to change dependent upon, amongst other things, the types of buying group and product sales mix. The level of accrual is reviewed and adjusted quarterly in light of historical experience of actual rebates, discounts or allowances given and returns made and any changes in arrangements. Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group.

The Consumer Healthcare put option liability relates to the ability of Novartis to put its shares in the Consumer Healthcare Joint Venture to GSK at certain points in the future. As this option became exercisable from 2 March 2018, with payment likely to be due several months after exercise, it has been classified within current liabilities. The liability is recorded at the present value of the estimated redemption value, applying a discount rate of 7%, calculated by applying an average of relevant public company multiples approach with no premium or discount, based on the forecast profits and earnings of the Consumer Healthcare Joint Venture, which forms part of GSK’s Consumer Healthcare segment. The remeasurement charge in the year was £1,186 million, including the impact of US tax reform (2016 – £1,133 million), see Note 7, ‘Other operating income/(expense)’. The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key assumptions.

2017
Increase/(decrease) in financial liability and loss/(gain) in Income statement	£m
10% increase in sales forecasts or sales multiple applied	850
10% decrease in sales forecasts or sales multiple applied	(850)
10 cent appreciation of US Dollar	88
10 cent depreciation of US Dollar	(76)
10 cent appreciation of Euro	303
10 cent depreciation of Euro	(254)

Pfizer’s put option over its shareholding in ViiV Healthcare was recognised during 2016 and is currently exercisable. The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

2017
Increase/(decrease) in financial liability and loss/(gain) in Income statement	£m
10% increase in sales forecasts	150
10% decrease in sales forecasts	(149)
10 cent appreciation of US Dollar	76
10 cent depreciation of US Dollar	(66)
10 cent appreciation of Euro	44
10 cent depreciation of Euro	(37)

An explanation of the accounting for ViiV Healthcare is set out on page 59.